Schedule of Assets (Held at End of Year) Form 5500, Schedule H, Line 4i (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	61-1203323
Plan number	001
Participant Loans	$ 4,021,764
Cost	0
Total	$ 135,824,007
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Papa John's International, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,442,629
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	112,875,981
Pooled separate accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,756,497
Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,727,136
Investment, Identifier [Axis]: Collective trust fund | Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,727,136
Investment, Identifier [Axis]: Mutual Funds | American FDS US Gov't SEC R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	473,034
Investment, Identifier [Axis]: Mutual Funds | Blackrock High Yield Bond K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,779,909
Investment, Identifier [Axis]: Mutual Funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,076,260
Investment, Identifier [Axis]: Mutual Funds | Fidelity Inf-Pro Bond Index FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	543,938
Investment, Identifier [Axis]: Mutual Funds | Ishares MSCI EAFE Int IDX K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	802,502
Investment, Identifier [Axis]: Mutual Funds | Ishares US Aggregate Bond Index K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	302,888
Investment, Identifier [Axis]: Mutual Funds | John Hancock Disc Val MC R6 FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,054,735
Investment, Identifier [Axis]: Mutual Funds | PGIM Jennison MD CAP GTH R6 FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,899,370
Investment, Identifier [Axis]: Mutual Funds | Pimco Total Return Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,165,559
Investment, Identifier [Axis]: Mutual Funds | VNGRD RSL 1000 GR IDX INST FD
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,226,633
Investment, Identifier [Axis]: Mutual Funds | Vanguard EMG MK Stk IDX ADM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,328,399
Investment, Identifier [Axis]: Mutual Funds | Vanguard Equity-Income ADM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,412,167
Investment, Identifier [Axis]: Mutual Funds | Vanguard FTSE SOC IDX ADM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	465,952
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small Cap Growth Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,327,710
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small Cap Value Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,433,117
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2020 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,916,581
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2025 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,266,586
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2030 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,136,240
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2035 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,316,590
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2040 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,451,041
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2045 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,744,160
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2050 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,216,194
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2055 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,113,113
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2060 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,765,308
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2065 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,270,836
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT 2070 INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	166,655
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target RMT Income INV Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	220,504
Investment, Identifier [Axis]: Pooled separate accounts | Capital Appreciation Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,059,949
Investment, Identifier [Axis]: Pooled separate accounts | Diversified International Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,388,059
Investment, Identifier [Axis]: Pooled separate accounts | Mid-Cap S&P 400 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,569,404
Investment, Identifier [Axis]: Pooled separate accounts | Small-Cap S&P 600 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 739,085